UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one): [ ] is a restatement
                                          [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Vicis Capital LLC
Address: 445 Park Avenue
         19th Floor
         New York, NY 10022

Form 13F File Number: 28-11503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Comito
Title:   Compliance Officer
Phone:   212-909-4600

Signature, Place and Date of Signing:


    /s/ Andrew Comito               New York, NY                 May 17, 2010
---------------------------     ----------------------        ------------------
       (Signature)                  (City, State)                   (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $29,231 (in thousands)

List of Other Included Managers:        None

                      FORM 13F INFORMATION TABLE

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       Column 1                  Column 2      Column 3   Column 4             Column 5          Column 6  Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                           Value    Shrs or Prn                             Other   Voting Authority
       Name of Issuer         Title of Class    CUSIP    (X$1,000)      Amt     SH/PRN Put/Call Investment Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ARCADIA RESOURCES INC         COM             039209101   $11,144    28070689      SH               Sole              X
CHINA HYDROELECTRIC CORP      SPONSORED ADR   16949D101   $ 1,156      125000      SH               Sole              X
ISHARES TR INDEX              FTSE XNHUA IDX  464287184   $ 2,470       20000             PUT       Sole              X
GENEREX BIOTECHNOLOGY CP DEL  COM             371485103   $ 2,973     5518358      SH               Sole              X
GLOBALOPTIONS GROUP INC       COM             37946D209   $   306      191066      SH               Sole              X
GLOBALOPTIONS GROUP INC       COM             37946D209   $ 4,974     3108683      SH               Sole              X
ISHARES TR INDEX              RUSSELL 2000    464287655   $   462       10500             PUT       Sole              X
ISHARES TR INDEX              RUSSELL 2000    464287655   $   765       15000             PUT       Sole              X
NEURALSTEM INC                COM             64127R302   $ 1,640      800000      SH               Sole              X
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   $   605       10000             PUT       Sole              X
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   $ 1,643       22500             PUT       Sole              X
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   $ 1,094       12500             PUT       Sole              X